LICENSES (Details Narrative) - USD ($)	3 Months Ended			12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020	Nov. 30, 2021	Nov. 30, 2018
Licenses
Number of common shares issued for licenses					888,000
Amount of common shares issued for licenses					$ 3,756,360
Unamortized balance			$ 250,581	$ 705,555
Amortization licenses cost		$ 105,403		$ (213,015)